Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Consolidated income tax provision table

Income (loss) before income tax benefit is as follows:

	Year Ended December 31,
	2016	2015	2014
United States	$134,959	$(3,249,590)	$505,689
Foreign	(79,462)	37,966	31,338
Total	$55,497	$(3,211,624)	$537,027

The consolidated income tax (benefit) provision is comprised of the following:

	Year Ended December 31,
	2016	2015	2014
Current tax:
U.S. federal, state and local	$(72)	$—	$(110)
Foreign	(583)	(3,414)	(6,709)
Total current tax (benefit)	(655)	(3,414)	(6,819)
Deferred tax:
Foreign	1	(990)	995
Total deferred tax (benefit) expense	1	(990)	995
Total income tax (benefit)	$(654)	$(4,404)	$(5,824)

Income tax expense reconciliation table

The income tax provision (benefit) from continuing operations differs from the amount that would be computed by applying the U.S. federal income tax rate of 35% to pretax income as a result of the following:

	Year Ended December 31,
	2016	2015	2014
Income tax provision (benefit) computed at the U.S. statutory rate	$19,424	$(1,124,069)	$187,959
State income tax (benefit) provision net of federal effect	(2,335)	(12,998)	8,023
Valuation allowance	(31,083)	1,147,619	(199,038)
Tax effect of rate change	—	12,898	15,457
Foreign rate differential	17,388	(26,740)	(16,314)
Other, net	(4,048)	(1,114)	(1,911)
Total income tax (benefit)	$(654)	$(4,404)	$(5,824)

Consolidated deferred tax assets and liabilities

The tax effects of temporary differences that give rise to significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2016	2015
Deferred tax assets :
Property and equipment	603,045	776,504
Deferred gain	40,867	44,593
U.S. federal tax credit carryforwards	15,967	16,144
U.S. net operating loss carryforwards	428,212	319,673
U.S. state net operating loss carryforwards	71,323	61,919
Non-U.S. net operating loss carryforwards	30,211	9,142
Asset retirement obligations	55,700	51,815
Liabilities subject to compromise-contract settlement	59,166	—
Incentive compensation/other, net	16,088	28,711
	1,320,579	1,308,501
Valuation allowance	(1,270,935)	(1,307,076)
Net deferred tax assets	$49,644	$1,425
Deferred tax liabilities :
Liabilities subject to compromise-interest	35,498	—
Liabilities subject to compromise-interest (non-U.S.)	14,146	—
Other — non-US	—	1,424
Net tax liabilities	$49,644	$1,424
Net tax asset	$—	$1